Description of Business and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended
	Jan. 31, 2013	Mar. 31, 2013 Center	Dec. 31, 2012 Center	Jan. 31, 2013 IPO [Member]	Dec. 31, 2007 GramTel [Member]	Jun. 30, 2010 Cyrus Networks [Member]	Jan. 31, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member] IPO [Member]	Jan. 31, 2013 CyrusOne LP [Member] Ratio	Nov. 20, 2012 CyrusOne LP [Member]	Dec. 31, 2012 CyrusOne LP [Member] Subsequent To December 31, 2012 [Member] Ratio	Jan. 31, 2013 CyrusOne LP [Member] Subsequent Event [Member]	Jan. 31, 2013 CyrusOne Inc. and CyrusOne GP [Member]	Jan. 31, 2013 CyrusOne Inc. and CyrusOne GP [Member] Subsequent Event [Member]	Jan. 31, 2013 Cincinnati Bell Inc. [Member]	Jun. 11, 2010 Cincinnati Bell Inc. [Member] Cyrus Networks [Member]	Jan. 31, 2013 Cincinnati Bell Inc. [Member] Subsequent Event [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of data operating centers		24	24
Operating partnership units issued										123,688,687
Reverse unit split executed									2.8		2.8
Operating partnership units owned									44,100,000		44,102,556
Number of years data centers business operated			10 years
Data center operator acquired, purchase price					$ 20.0	$ 526.0										$ 526.0
Common stock, shares issued	400,000			18,975,000			400,000	18,975,000
Amount received from initial public offering of common stock, net of underwriter's discount				$ 337.1				$ 337.1
Operations partnership units purchased												19,000,000
Initial public offering completed	January 24, 2013						January 24, 2013
Partnership units exchanged	1,500,000						1,500,000
Number of common shares issued to directors and employees	1,000,000						1,000,000
Combined interest held on completion of transactions													33.90%	33.90%
Remaining combined interest held															66.10%		66.10%